BORROWINGS	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
BORROWINGS
14. BORROWINGS

Wells Fargo Amended and Restated Credit Agreement

On March 19, 2024, the Company’s wholly owned subsidiaries, GDC Media Limited, GDC America, Inc., and Roto Sports, Inc., as borrowers {the “Borrowers”), and the Company, as guarantor, entered into a credit agreement (the “Original Wells Fargo Credit Agreement”) with Wells Fargo Bank, National Association (“Wells Fargo”), as lender. The Original Wells Fargo Credit Agreement provided for a $25,000 term loan and a $25,000 revolving credit facility that was to mature on March 19, 2027.

Subsequent to year end, effective January 1, 2025, the Borrowers and the Company entered into an Amended and Restated credit agreement (the “Wells Fargo Amended and Restated Credit Agreement”) with Wells Fargo, as lender, which amended the Original Wells Fargo Credit Agreement, to increase the term loan commitments to $75,000 and add Odds Holdings, Inc., OddsJam, Inc., and OpticOdds, Inc. as guarantors.

On February 28, 2025, the Borrowers and the Company entered into Amendment No. 1 to the Wells Fargo Amended and Restated Credit Agreement (“Amendment No. 1”), which amended the Wells Fargo Amended and Restated Credit Agreement to, among other items, for the following: (x) the credit facility increased from $100,000 to $165,000, consisting of a revolving credit facility of $90,000 (the “Revolving Credit Facility”) and a term loan of $75,000 (the “Term Loan” and, together with the Revolving Credit Facility, the “Wells Fargo Credit Facility”), (y) the Wells Fargo Credit Facility was syndicated across multiple lenders and (z) the maturity date of the Wells Fargo Credit Facility was extended to February 28, 2028. Amendment No. 1 also modified certain other terms and definitions, including raising the uncommitted incremental facilities cap from $10,000 to $50,000. References to the “Wells Fargo Amended and Restated Credit Agreement” herein also include Amendment No. 1 unless the context indicates otherwise.

Wells Fargo Securities, LLC, Axos Bank, and Silicon Valley Bank, a division of First-Citizens Bank & Trust Company, acted as joint lenders arrangers in connection with Amendment No. 1. Wells Fargo, Axos Bank, First-Citizens Bank and Trust Company, Citibank, N.A., Texas Capital Bank, and Comerica Bank are lenders under the Wells Fargo Credit Facility.

The proceeds from the Wells Fargo Credit Facility, which is available in multi-currency drawdowns, are being, and will be, used for working capital, to settle deferred consideration, for permitted acquisitions and for general corporate purposes and other permitted uses. As of December 31, 2024, the amount outstanding on the Term Loan amounted to $22.9 million. During the year ended December 31, 2024, the Company borrowed $20,560 under the Revolving Credit Facility and repaid it in full by drawing from the Term Loan, such that $25,000 was available under the Revolving Credit Facility as of December 31, 2024.

The Borrowers may designate each loan under the Wells Fargo Credit Facility as a (1) “Base Rate Loan”, (2) a “Term SOFR Loan”, or (3) a “Daily Simply RFR Loan.” A Base Rate Loan bears interest at (i) the highest of (a) a Prime Rate, (b) Federal Funds rate plus 0.50% and (c) Adjusted Term Secured Overnight Finance Rate (“SOFR”) for one-month tenor plus 1.00%, (ii) plus an applicable margin of 2.5% per annum (the “Applicable Margin”). A Term SOFR Loan bears interest at a rate of SOFR Rate plus 0.10% plus the Applicable Margin. A Daily simply RFR Loan bears interest at an Adjusted Daily Simple RFR Rate plus the Applicable Margin.

The Term Loan requires minimum annual repayment, beginning July 1, 2025, equal to 15% of the borrowed principal amount. Such installment payments shall be paid on a quarterly basis. The borrowers may prepay the Term Loan, and borrow, prepay and reborrow loans under the Revolving Credit Facility, without premium or penalty, subject to customary breakage costs for certain types of loans. Any outstanding principal balance under the Wells Fargo Credit Facility, together with accrued and unpaid interest, is due on the maturity date. The borrower is also obligated to pay other customary fees for a credit facility of this size and type.

The obligations under the Wells Fargo Amended and Restated Credit Agreement are secured by substantially all of the assets of the Company and its wholly-owned subsidiaries, which are borrowers under the Wells Fargo Amended and Restated Credit Agreement.

The Wells Fargo Amended and Restated Credit Agreement requires the Company to comply with a maximum leverage ratio not greater than 3.00 to 1.00, a minimum revenue requirement and a minimum liquidity requirement. Additionally, the Wells Fargo Amended and Restated Credit Agreement contains customary negative covenants, including covenants limiting the ability of the Company and its subsidiaries to, among other things, create or incur liens, incur indebtedness, pay dividends or distributions on their capital stock, effect certain mergers, make investments, sell or otherwise dispose of assets and enter into transactions with affiliates, in each case subject to customary exceptions for a credit facility of this size and type. As of December 31, 2024, the Company was in compliance with the debt covenants set forth in the Wells Fargo Credit Agreement.

Below is the movements of the Company’s term loan during the years ended December 31, 2024 and 2023:

	As of December 31,
	2024	2023
As at January 1	—	—
Proceeds from borrowings	45,560	—
Issuance costs related to borrowings	(847)
Interest expense on borrowings (Note 20)	1,260	—
Interest paid	(888)	—
Repayment of principal	(21,060)	—
Translation differences	(1,094)	—
As of December 31, 2024	22,931	—